Staff Cost (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Staffing Cost

	2017	2016	2015
	(EUR’000)
Wages and salaries	19,918	15,288	9,211
Share-based payment	9,709	7,321	1,713
Pension costs	324	49	42
Social security costs	1,156	913	697

Total salary expenses	31,107	23,571	11,663

Compensation to Key Management Personnel
Wages and salaries	1,731	1,449	1,397
Share-based payment	3,576	2,548	508
Social security costs	70	72	74

Total compensation to Key Management Personnel	5,377	4,069	1,979

Average number of employees	121	92	63

Summary of Staff Costs Recognized in the Statement of Profit and Loss

Staff costs are recognized in the statement of profit or loss as follows:

	2017	2016	2015
	(EUR’000)
Research and development costs	21,845	15,829	7,199
General and administrative expenses	9,262	7,742	4,464

Total staff costs	31,107	23,571	11,663

Summary of Fair Values for Warrant Grants

The following table summarizes the input to the Black-Scholes Option Pricing model and the calculated fair values for warrant grants in 2017, 2016 and 2015:

	2017	2016	2015
Expected volatility	54 — 60%	57 — 60%	61 — 63%
Risk-free interest rate	(0.34) — 0.25%	(0.32) — 0.30%	0.25 — 0.45%
Expected life of warrants (years)	5.05 — 7.10	5.05 — 7.13	5.05 — 7.05
Weighted average exercise price	€30.15	€17.69	€15.67
Fair value of warrants granted in the year	€9.65 — 17.29	€5.78 — 11.07	€8.02 — 9.45

Summary of Warrant Compensation Cost

Warrant compensation cost is recognized in the statement of profit or loss over the vesting period of the warrants granted.

	2017	2016	2015
	(EUR’000)
Research and development costs	4,775	3,722	718
General and administrative expenses	4,934	3,599	995

Total warrant compensation costs	9,709	7,321	1,713

Schedule of Weighted Average Exercise Price and Weighted Average Life of Outstanding Warrants

For the year ended December 31, 2017, the aggregate fair value of outstanding warrants has been calculated at €111.9 million using the Black-Scholes Option Pricing model. The following table specifies the weighted average exercise price and the weighted average life of outstanding warrants:

	Year of Grant	Number of Warrants	Weighted Average Exercise Price EUR	Weighted Average Life (months)
Granted in December	2012	609,383	8.00	91-92
Granted in March, June, September and December	2013	91,681	8.00	91-92
Granted in January, March, June and November	2014	592,953	6.78	92-93
Granted in December	2015	963,658	15.68	119-120
Granted in March, May, June, July, August, November and December	2016	1,167,479	17.67	120
Granted in January, February, March, April, May, June, July, August, September, October, November and December	2017	1,196,000	30,15	120

Outstanding at December 31, 2017		4,621,154	17.62	112

Vested at the balance sheet date		2,034,791	11.48

For the year ended December 31, 2016, the aggregate fair value of outstanding warrants has been calculated at €49.4 million using the Black-Scholes Option Pricing model. The following table specifies the weighted average exercise price and the weighted average life of outstanding warrants:

	Year of Grant	Number of Warrants	Weighted Average Exercise Price EUR	Weighted Average Life (months)
Granted in December	2012	645,655	8.00	91-92
Granted in March, June, September and December	2013	128,848	8.00	91-92
Granted in January, March, June, and November	2014	700,614	6.89	92-93
Granted in December	2015	1,016,596	15.68	119-120
Granted in March, May, June, July, August, November and December	2016	1,200,052	17.70	120

Outstanding at December 31, 2016		3,691,765	13.05	109

Vested at the balance sheet date		1,439,066	9.36

For the year ended December 31, 2015, a total of 2,615,903 warrants were outstanding with a weighted average exercise price of €10.69 and weighted average life of 102 to 103 months:

	Year of Grant	Number of Warrants	Weighted Average Exercise Price EUR	Weighted Average Life (months)
Granted in December	2012	665,188	8.00	91-92
Granted in March, June, September and December	2013	137,349	8.00	91-92
Granted in January, March, June, and November	2014	790,458	7.04	92-93
Granted in December	2015	1,022,908	15.68	119-120

Outstanding at December 31, 2015		2,615,903	10.69	102-103

Vested at the balance sheet date		864,623	7.74

Warrants [member]
Summary of Warrant Activity

The following table specifies the warrant activity during the year:

	Total Warrants	Weighted Average Exercise Price EUR
Outstanding at January 1, 2015	2,999,824	5.70

Granted during the year	1,022,908	15.68
Exercised during the year	(1,292,462)	3.34
Forfeited during the year	(112,199)	7.65
Expired during the year	(2,168)	3.06

Outstanding at December 31, 2015	2,615,903	10.69

Granted during the year	1,202,500	17.69
Exercised during the year	(115,212)	7.63
Forfeited during the year	(11,426)	13.88
Expired during the year	—	—

Outstanding at December 31, 2016	3,691,765	13.05

Granted during the year	1,196,000	30.15
Exercised during the year	(193,171)	8.49
Forfeited during the year	(73,440)	16.42
Expired during the year	—	—
Outstanding at December 31, 2017	4,621,154	17.62

Vested at the balance sheet date	2,034,791	11.48